Note 14 - Shareholders' Equity 1	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Equity [Text Block]

14. Shareholders’ Equity

Common Stock

As of March 31, 2026 and  December 31, 2025 the Company had a total of 2 billion shares of common stock authorized with 724,658 common shares issued and outstanding.

Reverse Stock Splits

On September 5, 2025, the Company effected a one-for-two hundred (1:200) reverse stock split of all issued and outstanding shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) effective as of 12:01 a.m. Eastern Time on September 5, 2025 (the “Sept 2025 Reverse Stock Split”), vide a Certificate of Amendment to the Third Amended and Restated Certificate of Incorporation of Alternus Clean Energy, Inc. (the “Certificate of Amendment”) filed with the Secretary of State of Delaware on September 2, 2025, and deemed effective on September 5, 2025 at 12:01 a.m. Eastern Time.

As a result of the Sept 2025 Reverse Stock Split, every two hundred (200) shares of issued and outstanding Common Stock combined into one (1) validly issued, fully paid and nonassessable share of Common Stock. The Sept 2025 Reverse Stock Split uniformly affected all issued and outstanding shares of Common Stock and did not alter any stockholder’s percentage ownership interest in the Company, except to the extent that the Sept 2025 Reverse Stock Split results in fractional interests. No fractional shares were issued in connection with the Sept 2025 Reverse Stock Split. Stockholders who otherwise would have been entitled to receive fractional shares of Common Stock received an amount in cash (without interest or deduction) equal to the fraction of one share to which such stockholder would otherwise be entitled multiplied by the share price, representing the product of the average closing price of the Company’s common stock on the OTCQB Market for the five consecutive trading days immediately preceding the effective date of the Sept 2025 Reverse Stock Split and the inverse of the Sept 2025 Reverse Stock Split ratio. Proportional adjustments have also been made to the Company’s outstanding warrants, stock options, and convertible securities, as well as to the reserves available pursuant to the terms of the Company’s 2023 Equity Incentive Plan to reflect the Sept 2025 Reverse Stock Split, in each case, in accordance with the terms thereof.

All share and per share amounts in the accompanying condensed consolidated financial statements and notes thereto have been retroactively adjusted to reflect both the 2024 Reverse Stock Split and the Sept 2025 Reverse Stock Split for all periods presented.

Common Stock Issuances

There were no common stock issuances during the three months ended March 31, 2026.

Preferred Stock

As of March 31, 2026 and December 31, 2025, the Company had a total of 1,000,000 shares of preferred stock authorized. As of December 31, 2025, there were 60,000 shares of Series A Super Voting Preferred Stock (the “Series A”), 21,150 shares of Series B Convertible Preferred Stock (the "Series B") and 3,150 shares of Series C Convertible Preferred Stock (the "Series C") issued and outstanding.  As of March 31, 2026, there were 60,000 shares of Series A, 21,150 shares of Series B, 5,775 shares of Series C, 9,733 shares of Series D Convertible Preferred Stock (the "Series D"), and 684 shares of Series E Convertible Preferred Stock ("Series E") issued and outstanding.

The board of directors of the Company has the authority to establish one or more series of preferred stock, fix the voting rights, designations, powers, preferences and any other rights, if any, of each such series and any qualifications, limitations and restrictions thereof.

Series A Super Voting Preferred Stock

Each share of the Series A is entitled to have the right to vote in an amount equal to 10,000 votes per share, voting with the common stock on all matters as a single class. Each share of Series A has a par value of $0.0001 per share. The Series A is not convertible into, or exchangeable for, shares of any other class or series of stock or other securities of the Company. The Series A has no stated maturity and is not subject to any sinking fund. The holders of Series A shall not be entitled to receive any distributions in the event of any liquidation, dissolution or winding up of the Company. The terms of the Series A are set forth in the Certificate of Designation of Series A, filed as part of the Company’s current report on Form 8K filed on February 20, 2025.

Series B Convertible Preferred Stock

Each share of Series B has a par value of $0.0001 per share and a face value of $1,000 per share. The Series B has no stated maturity, is not entitled to receive dividends, and is not subject to any sinking fund.  The Series B is entitled to receive distributions in the event of any liquidation, dissolution or winding up of the Company pari passu with the Common Stock.  During the year ended  December 31, 2025, the Company issued an aggregate of 21,150 shares of Series B to Hover Energy LLC as part of the EverOn Joint Venture (See Note 5).  The terms of the Series B are set forth in detail below and in the Certificate of Designation of Series B, filed as part of the Company’s current report on Form 8K filed on October 6, 2025.

Conversion Right.  Each share of Series B converts into a number of fully paid and non-assessable shares of Common Stock equal to the face value of each share ($1,000) divided by the Conversion Price in effect at the time of conversion, at the option of the Holder, at or after the earlier of (i) six months after the Company’s uplisting to a national exchange (the “Uplist”), or (ii) if no Uplist has occurred within the first nine months, then nine months from the Original Issue Date. The Conversion Price is $1.00 per share, subject to adjustment in accordance with the Certificate of Designation. The Series B ranks senior to the Company’s Series A Super Voting Preferred Stock and pari passu with the Company’s common stock with respect to rights upon liquidation.

Adjustments of Conversion Price. If, from the Original Issue Date to December 31, 2026, the Company has issued any shares of Common Stock or convertible preferred stock (or any securities convertible into or exercisable for Common Stock) at a price per share less than the then-effective Conversion Price (the “Original Conversion Price”) of the Series B (a “Dilutive Issuance”), then the Original Conversion Price shall be reduced to the lowest price per share of Common Stock or convertible preferred stock issued during this period.

Restriction on Conversion. In no event shall the Holder have the right or the Company be required to convert, as applicable, shares of Series B if as a result of such conversion the aggregate number of shares of Common Stock beneficially owned by such Holder and its Affiliates and any other persons whose beneficial ownership of Common Stock would be aggregated with the shareholder for purposes of Section 13(d) of the 1934 Act, would exceed 19.99% of the outstanding shares of the Common Stock following such conversion.

Restriction on Sales. Beginning on the month after the Holder is able to convert the Series B and utilize an exemption under SEC Rule 144, the Holder may sell a maximum amount of Common Shares per month not to exceed the average daily volume of the Company’s common stock in the prior month.

Voting Rights. Each holder of Series B has full voting rights and powers equal to the voting rights and powers of holders of common stock, and for so long as Series B is issued and outstanding, the holders of Series B shall vote together as a single class with the holders of the Company’s common stock and the holders of any other class or series of shares entitled to vote on all such matters equal to the number of whole shares of Common Stock into which the shares of Series B Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. (For avoidance of doubt, voting rights are on an ‘as-converted’ basis.)

Series C Convertible Preferred Stock

Each share of Series C shall convert into a number of fully paid and non-assessable shares of Common Stock equal to the value of each share ($1,000) divided by the Conversion Price in effect at the time of conversion, at the option of the Holder, at or after one year from the issuance date. The Conversion Price is $0.10 per share, subject to adjustment in accordance with the Certificate of Designation. As of  December 31, 2025, the Company had issued an aggregate of 3,150 shares of Series C to two accredited debt holders.  During the three months ended  March 31, 2026, the Company issued an aggregate of 2,625 shares of Series C to six accredited investors. The terms of the Series C are set forth in detail below and in the Certificate of Designation of Series C, filed as part of the Company’s current report on Form 8K filed on March 9, 2026.

Adjustments of Conversion Price. If, from the Original Issue Date to December 31, 2028, the Company has issued any shares of Common Stock or convertible preferred stock (or any securities convertible into or exercisable for Common Stock) at a price per share less than the then-effective Conversion Price (the "Original Conversion Price") of the Series C (a "Dilutive Issuance"), then the Original Conversion Price shall be reduced to the lowest price per share of Common Stock or convertible preferred stock issued during this period. As of December 31, 2025 there have not been any adjustments to the Original Conversion Price.

Restriction on Conversion. In no event shall the Holder have the right or the Company be required to convert, as applicable, shares of Series C if as a result of such conversion the aggregate number of shares of Common Stock beneficially owned by such Holder and its Affiliates and any other persons whose beneficial ownership of Common Stock would be aggregated with the shareholder for purposes of Section 13(d) of the 1934 Act, would exceed 19.99% of the outstanding shares of the Common Stock following such conversion.

Restriction on Sales. Beginning on the month after the Holder is able to convert the Series C and utilize an exemption under SEC Rule 144, the Holder may sell a maximum amount of Common Shares per month not to exceed the average daily volume of the Company’s common stock in the prior month.

Voting Rights. Each holder of Series C has full voting rights and powers equal to the voting rights and powers of holders of common stock, and for so long as Series C is issued and outstanding, the holders of Series C shall vote together as a single class with the holders of the Company’s common stock and the holders of any other class or series of shares entitled to vote on all such matters equal to the number of whole shares of Common Stock into which the shares of Series C Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. (For avoidance of doubt, voting rights are on an ‘as-converted’ basis.)

Dividend Rights. The holders of Series C, as such, will not be entitled to receive dividends of any kind.

Liquidation Preference. The holders of Series C shall be entitled to receive distributions in the event of any liquidation, dissolution or winding up of the Company pari passu with the Common Stock.

    Series D Convertible Preferred Stock:

On March 27, 2026, the board of directors (the “Board”) of the Company declared the formation of an aggregate of up to 20,000 shares of Series D Convertible Preferred Stock, par value $0.0001 per share (“Series D”). The Company has filed a certificate of designation (the “Certificate of Designation”) with the Secretary of State of the State of Delaware therein establishing the Series D Convertible Preferred Stock and describing the rights, obligations and privileges of the Series D. Concurrently, the Company issued 2,150 shares of Series D to an accredited investor for a purchase price of $1,000,000 (net proceeds of $900,000 after issuance costs) and on March 31, 2026 the Company issued 7,583 shares to an accredited debt holder. The following description of the Series D does not purport to be complete and is qualified in its entirety by reference to the Certificate of Designation, which is filed as as part of the Company’s current report on Form 8K filed on April 2, 2026.

General. The Series D consists of a total of 20,000 shares authorized and 9,733 shares issued as of the date of this Report. Each share of Series D has a par value of $0.0001 per share and a value of $1,000 per share. The Series D has no stated maturity and is not subject to any sinking fund.

Conversion Right. Each share of Series D shall convert into a number of fully paid and non-assessable shares of Common Stock equal to the value of each share ($1,000) divided by the Conversion Price in effect at the time of conversion, at the option of the Holder, at or after one year from the issuance date. The Conversion Price is $0.10 per share, subject to adjustment in accordance with the Certificate of Designation.

Adjustments of Conversion Price. If, during the period of twelve months from the issuance date, the Company has issued any shares of Common Stock or convertible preferred stock (or any securities convertible into or exercisable for Common Stock) at a price per share less than the then-effective Conversion Price (the "Original Conversion Price") of the Series D (a "Dilutive Issuance"), then the Original Conversion Price shall be reduced to the lowest price per share of Common Stock or convertible preferred stock issued during this period.

Restriction on Conversion. In no event shall the Holder have the right or the Company be required to convert, as applicable, shares of Series D if as a result of such conversion the aggregate number of shares of Common Stock beneficially owned by such Holder and its Affiliates and any other persons whose beneficial ownership of Common Stock would be aggregated with the shareholder for purposes of Section 13(d) of the 1934 Act, would exceed 9.99% of the outstanding shares of the Common Stock following such conversion.

Restriction on Sales. Beginning on the month after the Holder is able to convert the Series D and utilize an exemption under SEC Rule 144, the Holder may sell a maximum amount of Common Shares per month not to exceed the average daily volume of the Company’s common stock in the prior month.

Voting Rights. Each holder of Series D has full voting rights and powers equal to the voting rights and powers of holders of common stock, and for so long as Series D is issued and outstanding, the holders of Series D shall vote together as a single class with the holders of the Company’s common stock and the holders of any other class or series of shares entitled to vote on all such matters equal to the number of whole shares of Common Stock into which the shares of Series D Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. (For avoidance of doubt, voting rights are on an ‘as-converted’ basis.)

Dividend Rights. The holders of Series D, as such, will not be entitled to receive dividends of any kind.

Liquidation Preference. The holders of Series D shall be entitled to receive distributions in the event of any liquidation, dissolution or winding up of the Company pari passu with the Common Stock.

March 27, 2026 Series D Subscription Agreement:

On March 27, 2026 the Company entered into a subscription agreement (the “Subscription Agreement”) with a certain third party accredited investor (the “Purchaser”) pursuant to which the Company sold in a private placement (the “Offering”) an aggregate of 2,150 shares of the Company’s Series D Convertible Preferred Stock, convertible into the Company’s common stock, par value $0.0001 per share (the “Shares”) to the Purchaser. The aggregate gross proceeds to the Company were $1,000,000, all of which were transferred on March 27, 2026. The Company intends to use the net proceeds from the Offering for working capital and other general corporate purposes.  Simultaneously with the March 27, 2026 Subscription Agreement, the Company also entered into a Put Option Agreement with the Purchaser, pursuant to which the Purchaser has the right, for a period beginning on the date that Company raises a minimum of $8 million through an equity capital raise and ending on the one year anniversary of the March 27, 2026 closing date (i.e., ending March 27, 2027), to require the Company to repurchase up to a maximum of 1,150 Series D shares at a price of $1,000 per Series D share repurchased.

Because the 1,150 shares of Series D underlying this Put Option were considered to have conditions outside of the Company's control that may require the Company to repurchase or redeem these shares, the $451 of proceeds allocated to the shares have been included as temporary equity in the "mezzanine" section of the Company's Condensed Consolidated Balance Sheet between Liabilities and Shareholders' Equity.

      Series E Convertible Preferred Stock:

On March 31, 2026, the board of directors (the “Board”) of the Company declared the formation of an aggregate of up to 20,000 shares of Series E Convertible Preferred Stock, par value $0.0001 per share (“Series E”). The Company has filed a certificate of designation (the “Certificate of Designation”) with the Secretary of State of the State of Delaware therein establishing the Series E Convertible Preferred Stock and describing the rights, obligations and privileges of the Series E. Concurrently, the Company issued 684 shares of Series E to the Purchaser and debt holder on the same date, in book-entry form. The following description of the Series E does not purport to be complete and is qualified in its entirety by reference to the Certificate of Designation, which is filed as part of the Company’s current report on Form 8K filed on April 2, 2026.

General. The Series E consists of a total of 20,000 shares authorized and 684 shares issued as of the date of this Report. Each share of Series E has a par value of $0.0001 per share and a value of $1,000 per share. The Series E has no stated maturity and is not subject to any sinking fund.

Conversion Right. Each share of Series E shall convert into a number of fully paid and non-assessable shares of Common Stock equal to the value of each share ($1,000) divided by the Conversion Price in effect at the time of conversion, at the option of the Holder, at or after the issuance date. The Conversion Price is $0.10 per share, subject to adjustment in accordance with the Certificate of Designation.

Adjustments of Conversion Price. If, during the period of twelve months from the issuance date, the Company has issued any shares of Common Stock or convertible preferred stock (or any securities convertible into or exercisable for Common Stock) at a price per share less than the then-effective Conversion Price (the "Original Conversion Price") of the Series E (a "Dilutive Issuance"), then the Original Conversion Price shall be reduced to the lowest price per share of Common Stock or convertible preferred stock issued during this period.

Restriction on Conversion. In no event shall the Holder have the right or the Company be required to convert, as applicable, shares of Series E if as a result of such conversion the aggregate number of shares of Common Stock beneficially owned by such Holder and its Affiliates and any other persons whose beneficial ownership of Common Stock would be aggregated with the shareholder for purposes of Section 13(d) of the 1934 Act, would exceed 4.99% of the outstanding shares of the Common Stock following such conversion.

Piggyback Registration Rights. Each holder of Series E has the right to include the shares of common stock underlying the Series E in any registration statement on SEC Form S-1 that the Company may file.

Voting Rights. Each holder of Series E has full voting rights and powers equal to the voting rights and powers of holders of common stock, and for so long as Series E is issued and outstanding, the holders of Series E shall vote together as a single class with the holders of the Company’s common stock and the holders of any other class or series of shares entitled to vote on all such matters equal to the number of whole shares of Common Stock into which the shares of Series E Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. (For avoidance of doubt, voting rights are on an ‘as-converted’ basis.)

Dividend Rights. The holders of Series E, as such, will not be entitled to receive dividends of any kind.

Liquidation Preference. The holders of Series E shall be entitled to receive distributions in the event of any liquidation, dissolution or winding up of the Company pari passu with the Common Stock.

Warrants

As of March 31, 2025, warrants to purchase up to 2,936,616 shares of common stock were issued and outstanding. These warrants were related to financing activities. During the three months ended March 31, 2025, the Company issued, 382 additional warrants to an accredited investor exercisable at $81.18 per share with a 5 year term; during the three months ended March 31, 2026, the Company did not issue any additional warrants. As of March 31, 2026, warrants to purchase up to 4,135,911 shares of common stock were issued and outstanding.

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
		Exercise	Term
	Warrants	Price	(Years)
Outstanding – January 1, 2025	2,936,234	$48.12	5.08
Issued during the period	382	81.18	-
Expired during the period	-	-	-
Outstanding – March 31, 2025	2,936,616	$48.13	4.83
Exercisable – March 31, 2025	2,936,616	$48.13	4.83

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
		Exercise	Term
	Warrants	Price	(Years)
Outstanding – January 1, 2026	4,135,911	$34.42	6.05
Issued during the period	-	-	-
Expired during the period	-	-	-
Outstanding – March 31, 2026	4,135,911	$34.42	4.05
Exercisable – March 31, 2026	4,135,911	$34.42	4.05

2023 Equity Incentive Plan

As of December 31, 2025 and March 31, 2026, there were 11,200 shares of common stock available to be granted under the 2023 Equity Incentive Plan. As of December 31, 2025 and March 31, 2026 no shares were issued or outstanding under the 2023 Equity Incentive Plan.

On March 21, 2025, Mr. Vincent Browne, our CEO and Interim CFO and shareholder with majority voting rights, representing 91% of the shares entitled to vote, approved an amendment to the 2023 Equity Incentive Plan (the “Plan Amendment”) as adopted by the Board upon the recommendation of the Compensation Committee. The Plan Amendment relates to an increase in the number of shares of Common Stock that shall be available for the grant of awards under the Plan from 11,200 shares of Common Stock, so that the maximum aggregate number of shares of Common Stock that may be issued under the Plan is increased each fiscal year (the “Adjustment Date”) by an amount equal to the lesser of (i) that number of shares equal to 15% of the outstanding shares of Common Stock on the applicable Adjustment Date, less (a) the number of shares of Common Stock that may be issued under the Plan prior to the Adjustment Date, and (b) the number of shares of Common Stock that may be issued under any other stock option plan of the Company in effect as of the Adjustment Date; or (ii) such lesser number of shares of Common Stock as may be determined by the Board.

20.	Shareholders’ Equity

Common Stock

As of December 31, 2024, the Company had a total of 300 million shares of common stock authorized with 25,189 shares issued and outstanding. As of December 31, 2025, the Company had a total of te shares of common stock authorized with 724,658 shares issued and outstanding.

Reverse Stock Split

On October 11, 2024, the Company effected a one-for-25 (1:25) reverse stock split of all issued and outstanding shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) effective as of 12:01 a.m. Eastern Time on October 11, 2024 (the “2024 Reverse Stock Split”), vide a Certificate of Amendment to the Third Amended and Restated Certificate of Incorporation of Alternus Clean Energy, Inc. (the “Certificate of Amendment”) filed with the Secretary of State of Delaware on October 3, 2024, and deemed effective on October 11, 2024 at 12:01 a.m. Eastern Time.

As a result of the 2024 Reverse Stock Split, every twenty-five (25) shares of issued and outstanding Common Stock were combined into one (1) validly issued, fully paid and nonassessable share of Common Stock. The Reverse Stock Split uniformly affected all issued and outstanding shares of Common Stock and did not alter any stockholder’s percentage ownership interest in the Company, except to the extent that the 2024 Reverse Stock Split results in the fractional interests. No fractional shares will be or shall be issued in connection with the 2024 Reverse Stock Split. Stockholders who otherwise would be entitled to receive fractional shares of Common Stock will receive an amount in cash (without interest or deduction) equal to the fraction of one share to which such stockholder would otherwise be entitled multiplied by the share price, representing the product of the average closing price of the Company’s common stock on the Nasdaq Capital Market for the five consecutive trading days immediately preceding the effective date of the 2024 Reverse Stock Split and the inverse of the 2024 Reverse Stock Split ratio. Proportional adjustments have also been made to the Company’s outstanding warrants, stock options, and convertible securities, as well as to the reserves available pursuant to the terms of the Company’s 2023 Equity Incentive Plan to reflect the Reverse Stock Split, in each case, in accordance with the terms thereof.

On September 5, 2025, the Company effected a one-for-two hundred (1:200) reverse stock split of all issued and outstanding shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) effective as of 12:01 a.m. Eastern Time on September 5, 2025 (the “Sept 2025 Reverse Stock Split”), vide a Certificate of Amendment to the Third Amended and Restated Certificate of Incorporation of Alternus Clean Energy, Inc. (the “Certificate of Amendment”) filed with the Secretary of State of Delaware on September 2, 2025, and deemed effective on September 5, 2025 at 12:01 a.m. Eastern Time.

As a result of the Sept 2025 Reverse Stock Split, every two hundred (200) shares of issued and outstanding Common Stock combined into one (1) validly issued, fully paid and nonassessable share of Common Stock. The Sept 2025 Reverse Stock Split uniformly affected all issued and outstanding shares of Common Stock and did not alter any stockholder’s percentage ownership interest in the Company, except to the extent that the Sept 2025 Reverse Stock Split results in fractional interests. No fractional shares were issued in connection with the Sept 2025 Reverse Stock Split. Stockholders who otherwise would have been entitled to receive fractional shares of Common Stock received an amount in cash (without interest or deduction) equal to the fraction of one share to which such stockholder would otherwise be entitled multiplied by the share price, representing the product of the average closing price of the Company’s common stock on the OTCQB Market for the five consecutive trading days immediately preceding the effective date of the Sept 2025 Reverse Stock Split and the inverse of the Sept 2025 Reverse Stock Split ratio. Proportional adjustments have also been made to the Company’s outstanding warrants, stock options, and convertible securities, as well as to the reserves available pursuant to the terms of the Company’s 2023 Equity Incentive Plan to reflect the Sept 2025 Reverse Stock Split, in each case, in accordance with the terms thereof.

All share and per share amounts in the accompanying consolidated financial statements and notes thereto have been retroactively adjusted to reflect both the 2024 Reverse Stock Split and the Sept 2025 Reverse Stock Split for all periods presented.

Common Share Issuances

On January 2, 2025, a convertible note holder converted $1,588,693 of the October Convertible Note into 11,120 shares of unrestricted common stock valued at $150 per share.

              On January 2, 2025, the Company issued 1,109 shares of common stock to an accredited debt holder valued at $150 per share.

              On January 8, 2025, a convertible promissory note holder converted $202,500 of the October Convertible Note into 1,350 shares of unrestricted common stock valued at $150 per share.

              On January 10, 2025, the Company issued 1,162 shares of common stock to an accredited debt holder valued at $128.40 per share.

             On January 23, 2025, the Company issued an aggregate of 7,630 shares of common stock to six accredited investors as part of a debt financing, valued at $563,268.

              On January 31, 2025, the Company issued 850 shares of common stock to an accredit debt holder valued at $65.28 per share.

On February 6, 2025, a convertible note holder converted $85,113 of the October Convertible Note into 567 shares of unrestricted common stock valued at $150 per share.

On February 11, 2025, a convertible note holder converted $150,000 of the October Convertible Note into 1,000 shares of unrestricted common stock valued at $150 per share

On April 14, 2025 the Company issued a total of 484,100 shares of restricted common stock valued at $3,872,800, including 55,000 shares to Alternus Energy Group PLC, a related party, 15,000 shares to each of our 4 current independent directors (Ms. Bjornov, Mr. Wikborg, Mr. Parker and Mr. Ratner) and one past director, Mr. Chaudhri, 75,000 shares each to Mr. Browne, our CEO, and Mr. Thomas, our executive director, 25,000 shares to Ms. Durant, our CLO, 12,500 shares to an employee for past services rendered, 28,750 shares to Hover Energy LLC for certain assets acquired and 137,850 shares to four accredited third party debt holders.

On May 1, 2025 the Company issued 5,000 shares of restricted common stock to Assure Power, LLC for services pursuant to a consulting agreement, valued at $43,000.

On May 2, 2025, the Company issued 20,000 shares of common stock to SPC as a settlement fee, valued at $172,000.

On May 20, 2025 the Company issued 40,000 shares of restricted common stock to a related party, Alternus Energy Group PLC, for services rendered, valued at $224,000.

On June 30, 2025 a convertible promissory note holder converted $67,063 worth of the October Convertible Note into 29,500 shares of unrestricted common stock valued at $6.40 per share.

On July 15, 2025 a convertible promissory note holder converted $39,710 worth of the October Convertible Note into 30,000 shares of unrestricted common stock valued at $1.32 per share.

On August 4, 2025 a convertible promissory note holder converted $22,072 worth of the assigned portion of the October Convertible Note into 32,190 shares of unrestricted common stock valued at $0.69 per share.

On November 6, 2025, a portion equal to $13,250 of the assigned Convertible Note (originally issued in October 2024, of which, $142,857 was assigned to a third party on August 1, 2025), was converted at a discounted conversion price of $0.385 into 34,416 shares of unrestricted common stock, and valued at $0.70 per share.

Preferred Stock

As of December 31, 2025 and 2024, the Company also had a total of 1,000,000 shares of preferred stock authorized. There were no preferred shares issued or outstanding as of December 31, 2024.

As of December 31, 2025, there were 60,000 shares of Series A Super Voting Preferred Stock (the “Series A”), 21,150 shares of Series B Convertible Preferred Stock (the "Series B") and 3,150 shares of Series C Convertible Preferred Stock (the "Series C") issued and outstanding.

The board of directors of the Company has the authority to establish one or more series of preferred stock, fix the voting rights, designations, powers, preferences and any other rights, if any, of each such series and any qualifications, limitations and restrictions thereof.

Series A Super Voting Preferred Stock

Each share of the Series A is entitled to have the right to vote in an amount equal to 10,000 votes per share, voting with the common stock on all matters as a single class. Each share of Series A has a par value of $0.0001 per share. The Series A is not convertible into, or exchangeable for, shares of any other class or series of stock or other securities of the Company. The Series A has no stated maturity and is not subject to any sinking fund. The holders of Series A shall not be entitled to receive any distributions in the event of any liquidation, dissolution or winding up of the Company.  The terms of the Series A are set forth in the Certificate of Designation of Series A, filed as part of the Company’s current report on Form 8K filed on February 20, 2025.

Series A Issuances

On February 18, 2025 the Company issued 1 share of Series A and on March 21, 2025 the Company issued an additional 9,999 shares of Series A Super Voting Preferred Stock to the Company’s CEO, Mr. Vincent Browne, which gave Mr. Browne controlling voting rights over all Company matters requiring a shareholder vote. The Company recorded employee stock compensation expense of $60,000 representing the fair value of the shares issued to account for the control premium resulting from the issuance.

On April 24, 2025 the Company issued an additional 50,000 shares of Series A Super Voting Preferred Stock to Mr. Browne. Because the Series A Super Voting Preferred Stock i) ranks junior to all other classes or series of capital stock, including Common Stock, with respect to any asset or property distributions upon liquidation or winding up of the Company, and ii) is not entitled to participate with holders of Common Stock in any dividends paid by the Company, management previously concluded that there was no economic value inherent in Series A Preferred Stock (i.e., the value in the 10,000 shares issued in Q1 was solely related to the control premium or a hypothetical option on control of the Company). In connection with the April issuance, there was no control premium implicit in the additional 50,000 shares because Mr. Browne maintained voting control both before and after the issuance. As a result, no compensation expense was recorded in connection with the April issuance.

Series B Convertible Preferred Stock

Each share of Series B has a par value of $0.0001 per share and a face value of $1,000 per share. The Series B has no stated maturity, is not entitled to receive dividends, and is not subject to any sinking fund. The Series B is entitled to receive distributions in the event of any liquidation, dissolution or winding up of the Company pari passu with the Common Stock.  The terms of the Series B are set forth in detail below and in the Certificate of Designation of Series B, filed as part of the Company’s current report on Form 8K filed on October 6, 2025.

Conversion Right.  Each share of Series B converts into a number of fully paid and non-assessable shares of Common Stock equal to the face value of each share ($1,000) divided by the Conversion Price in effect at the time of conversion, at the option of the Holder, at or after the earlier of (i) six months after the Company’s uplisting to a national exchange (the “Uplist”), or (ii) if no Uplist has occurred within the first nine months, then nine months from the Original Issue Date. The Conversion Price is $1.00 per share, subject to adjustment in accordance with the Certificate of Designation. The Series B ranks senior to the Company’s Series A Super Voting Preferred Stock and pari passu with the Company’s common stock with respect to rights upon liquidation.

Adjustments of Conversion Price. If, from the Original Issue Date to December 31, 2026, the Company has issued any shares of Common Stock or convertible preferred stock (or any securities convertible into or exercisable for Common Stock) at a price per share less than the then-effective Conversion Price (the “Original Conversion Price”) of the Series B (a “Dilutive Issuance”), then the Original Conversion Price shall be reduced to the lowest price per share of Common Stock or convertible preferred stock issued during this period. As of December 31, 2025, the Original Conversion Price has been adjusted to $0.10 per share, due to the issuance of shares of Series C Convertible Preferred Stock.

Restriction on Conversion. In no event shall the Holder have the right or the Company be required to convert, as applicable, shares of Series B if as a result of such conversion the aggregate number of shares of Common Stock beneficially owned by such Holder and its Affiliates and any other persons whose beneficial ownership of Common Stock would be aggregated with the shareholder for purposes of Section 13(d) of the 1934 Act, would exceed 19.99% of the outstanding shares of the Common Stock following such conversion.

Restriction on Sales. Beginning on the month after the Holder is able to convert the Series B and utilize an exemption under SEC Rule 144, the Holder may sell a maximum amount of Common Shares per month not to exceed the average daily volume of the Company’s common stock in the prior month.

Voting Rights. Each holder of Series B has full voting rights and powers equal to the voting rights and powers of holders of common stock, and for so long as Series B is issued and outstanding, the holders of Series B shall vote together as a single class with the holders of the Company’s common stock and the holders of any other class or series of shares entitled to vote on all such matters equal to the number of whole shares of Common Stock into which the shares of Series B Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. (For avoidance of doubt, voting rights are on an ‘as-converted’ basis.)

Series B Issuances

                 On September 30, 2025, the Company issued an aggregate of 21,150 shares of Series B Convertible Preferred Stock to Hover Energy LLC as part of the EverOn Energy Joint Venture (See Footnote 6).

Series C Convertible Preferred Stock

               Each share of Series C shall convert into a number of fully paid and non-assessable shares of Common Stock equal to the value of each share ($1,000) divided by the Conversion Price in effect at the time of conversion, at the option of the Holder, at or after one year from the issuance date. The Conversion Price is $0.10 per share, subject to adjustment in accordance with the Certificate of Designation.

The terms of the Series C are set forth in detail below and in the Certificate of Designation of Series C, filed as part of the Company’s current report on Form 8K filed on March 9, 2026.

               Adjustments of Conversion Price. If, from the Original Issue Date to December 31, 2028, the Company has issued any shares of Common Stock or convertible preferred stock (or any securities convertible into or exercisable for Common Stock) at a price per share less than the then-effective Conversion Price (the "Original Conversion Price") of the Series C (a "Dilutive Issuance"), then the Original Conversion Price shall be reduced to the lowest price per share of Common Stock or convertible preferred stock issued during this period.  As of December 31, 2025 there have not been any adjustments to the Original Conversion Price.

              Restriction on Conversion. In no event shall the Holder have the right or the Company be required to convert, as applicable, shares of Series C if as a result of such conversion the aggregate number of shares of Common Stock beneficially owned by such Holder and its Affiliates and any other persons whose beneficial ownership of Common Stock would be aggregated with the shareholder for purposes of Section 13(d) of the 1934 Act, would exceed 19.99% of the outstanding shares of the Common Stock following such conversion.

               Restriction on Sales. Beginning on the month after the Holder is able to convert the Series C and utilize an exemption under SEC Rule 144, the Holder may sell a maximum amount of Common Shares per month not to exceed the average daily volume of the Company’s common stock in the prior month.

              Voting Rights. Each holder of Series C has full voting rights and powers equal to the voting rights and powers of holders of common stock, and for so long as Series C is issued and outstanding, the holders of Series C shall vote together as a single class with the holders of the Company’s common stock and the holders of any other class or series of shares entitled to vote on all such matters equal to the number of whole shares of Common Stock into which the shares of Series C Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. (For avoidance of doubt, voting rights are on an ‘as-converted’ basis.)

            Dividend Rights. The holders of Series C, as such, will not be entitled to receive dividends of any kind.

            Liquidation Preference. The holders of Series C shall be entitled to receive distributions in the event of any liquidation, dissolution or winding up of the Company pari passu with the Common Stock.

Series C Issuances

            On December 31, 2025, the Company issued an aggregate of 3,150 shares of Series C to two accredited debt holders in exchange for the cancellation of $3.95 million worth of debt.

Warrants

As of December 31, 2024, warrants to purchase up to 2,936,233 shares of common stock were issued and outstanding. These warrants were related to financing activities. During the twelve months ended December 31, 2024, the Company issued 2,933,765 additional warrants.  During the twelve months ended December 31, 2025, the Company issued 1,199,677 additional warrants, related to financing activities.

As of December 31, 2025, warrants to purchase up to 4,135,910 shares of common stock were issued and outstanding.

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Warrants	Price	Term (Years)

Outstanding - January 1, 2024	2,469	$56,103.87	$-
Issued during the year	2,933,765	0.95	4.08
Expired during the year	-	-	-
Outstanding - December 31, 2024	2,936,234	$48.12	$4.08
Issued during the year	1,199,677	0.88	1.97
Expired during the year	-	-	-
Outstanding – December 31, 2025	4,135,911	34.42	6.05
Exercisable – December 31, 2025	4,135,911	34.42	6.05

2023 Equity Incentive Plan

As of  December 31, 2024 and 2025, there were 11,200 shares of common stock available to be granted under the 2023 Equity Incentive Plan. As of  December 31, 2024 and 2025 no shares were issued or outstanding under the 2023 Equity Incentive Plan.

On March 21, 2025, Mr. Vincent Browne, our CEO and Interim CFO and shareholder with majority voting rights, representing 91% of the shares entitled to vote, approved an amendment to the 2023 Equity Incentive Plan (the “Plan Amendment”) as adopted by the Board upon the recommendation of the Compensation Committee. The Plan Amendment relates to an increase in the number of shares of Common Stock that shall be available for the grant of awards under the Plan from 11,200 shares of Common Stock, so that the maximum aggregate number of shares of Common Stock that may be issued under the Plan is increased each fiscal year (the “Adjustment Date”) by an amount equal to the lesser of (i) that number of shares equal to 15% of the outstanding shares of Common Stock on the applicable Adjustment Date, less (a) the number of shares of Common Stock that may be issued under the Plan prior to the Adjustment Date, and (b) the number of shares of Common Stock that may be issued under any other stock option plan of the Company in effect as of the Adjustment Date; or (ii) such lesser number of shares of Common Stock as may be determined by the Board.